Convertible debentures	12 Months Ended
Aug. 31, 2020
Notes To Financial Statements [Abstract]
Convertible debentures

24. Convertible debentures

On July 22, 2020, the Company entered into a securities purchase agreement (the “Agreement”) with two institutional accredited investors (the “Debenture Holders”) to issue up to USD $14.0 million in convertible debentures consisting of USD $7.0 million in Tranche A Convertible Debentures (“Tranche A”) and up to USD $7.0 million in Tranche B Convertible Debentures (“Tranche B”, together with the Tranche A, the “Convertible Debentures”).

Repayment of the Convertible Debentures is guaranteed by the Company’s subsidiary, Tanzania American International Development Corporation 2000 Limited pursuant to a global guarantee agreement.

In connection with the Agreement, the Company paid a commitment fees and implementation fees as well as other transactions costs amounting to $1,198,403. All transaction fees have been expensed.

In connection with the Agreement, the Company issued to the Debenture Holders three-year warrants to purchase its common shares (“Warrant Shares”) in a number equal to twenty percent (20%) times the aggregate amount of the Convertible Debentures of $14.0 million divided by the 20-day volume weight trading price (“VWAP”) as calculated immediately prior to the first closing of the Tranche A Debenture. The exercise price for the Warrants will be equal to 130% times the 20-VWAP also as calculated immediately prior to the first closing of the Tranche A Debenture. Repayment of the Convertible Debentures is guaranteed by the Company’s subsidiary, Tanzania American International Development Corporation 2000 Limited pursuant to a global guarantee agreement.

Tranche A

Each of the Tranche A Debentures bears no interest and has a maturity date of eighteen months, provided that in case of an event of default, the Tranche A Debentures may become immediately due and payable.

During the year, the Company closed the following issuances under Tranche A:

Amount	Issuance Date	Conversion price
USD $4.0 million	July 24, 2020

The lower of:

•Fixed conversion price of USD $1.2125; or

•93% of the average of the two lowest daily VWAPs during the 10 consecutive trading days immediately before the conversion date.

The above is subject to a floor of $0.20.

USD $2.0 million	August 20, 2020

The lower of:

•Fixed conversion price of USD $1.2029; or

•93% of the average of the two lowest daily VWAPs during the 10 consecutive trading days immediately before the conversion date.

The above is subject to a floor of $0.20.

The third closing occurred subsequent to the year end, on September 1, 2020, after the SEC declared the Registration Statement effective. The conversion price will be the same as the first two issuances, with the exception of the fixed conversion price which is $1.1554.

Tranche A is subject to the following additional terms and conditions:

•If at the maturity date of the Tranche A Debenture there is at least 20% outstanding principal balance, the Company may elect to extend the Tranche A Debenture maturity date for an additional six months.

•The Company has the right, but not the obligation, to redeem early a portion or all amounts outstanding under the Tranche A Debenture at a 10% premium provided the current stock price of the Company’s common shares at the time of the delivery of the redemption notice is less than the applicable fixed conversion price which has been set upon each issuance. Upon receiving the notice to redeem, the Debenture Holders can then elect to convert into shares at that point in time.

Because the conversion feature that is embedded in Tranche A is variable, it does not meet the criteria to be classified as equity. As a result, the conversion feature would be required to be bifurcated and accounted for as an embedded derivative. Rather than bifurcating the conversion feature, the Company has elected under IFRS 9 to classify the entire instrument at fair value through profit or loss.

Tranche B

In addition, as part of the Agreement and upon the Company’s election, the Debentures Holders are committed to purchase up to USD $7.0 million in the aggregate of Tranche B Debentures as long as the following conditions are met:

(i)The Company must have a market capitalization of at least $100.0 million;

(ii)The Company must have achieved production of 250 ounces of gold during the preceding 30 days prior to the first tranche B closing;

(iii)The total number of common shares that the Company has issued and may be issued as Conversion Shares or Warrants Shares does not exceed 19.9% of the Company’s common shares outstanding as of the date of the Agreement; and

(iv)The Company has less than $25.0 million of total debt outstanding, excluding the debt outstanding pursuant to the Tranche A Debentures, but including any Tranche B Debentures outstanding and to be issued in the Tranche B Debenture closing.

. The Tranche B Debentures may be issued in four increments, as follows:

•USD $2.0 million- the first closing (the “First Tranche B Closing”) to occur no earlier than 60 days, but no later than 90 days after the closing of the last Tranche A Debenture;

•USD $2.0 million- the second closing (the “Second Tranche B Closing”) to occur no earlier than 30 days, but no later than 60 days after the First Tranche B closing;

•USD $2.0 million- the third closing (the “Third Tranche B Closing”) to occur no earlier than 30 days, but no later than 60 days after the Second Tranche B closing; and

•USD $1.0 million- the fourth closing (the “Fourth Tranche B Closing”) to occur no earlier than 30 days, but no later than 60 days after the Third Tranche B Closing.

Each Tranche B Debenture bears interest at 8.75% and has a maturity date of eighteen months, which may be extended at the option of the Company for an additional six months as discussed below.

During months 1 through 5, interest payments only may be paid by the Company. During months 6 through 17, monthly principal payments equal to 75% of the principal amount in the aggregate, plus accrued interest may be paid by the Company. Finally, at maturity, the balance due of 25% of the principal amount plus accrued interest is due

Tranche B contains the following additional terms and conditions:

•At the Company’s option, the Company may elect to allow the Debenture Holders to convert the interest due, principal and interest payment and balance due into common shares at 93% of the average of the two lowest daily VWAP during the 10 consecutive trading days immediately preceding the conversion date, but in no case lower than $0.20 per common share.

•At the election of the Tranche B Debenture Holder, the debentures are convertible at any time into common shares at a fixed conversion price which will be set on each Tranche B closing, and will be equal to the 20-day VWAP immediately preceding the closing of the each Tranche B Debenture times 130% (the “Tranche B Fixed Conversion Price”).

•The Company has an option to extend the last 25% payment for an additional six months for a fee equal to 6% on the balance due. At that time, the aggregate amount of the principal due, interest accrued thereon and 6% fee will be amortized over the additional six-month extension.

Under the Agreement, the Company has also covenanted that provided at least $2.0 million Tranche B Debentures are outstanding, it will not, without the debenture holder approval, allow debt, including accounts payable and Tranche B Debentures, but excluding Tranche A Debentures, to exceed $25.0 million. Further, in the event that the Company obtains financing secured by its assets, excluding lease financing or working capital financing secured by inventory, the company will provide to the Investor the same type of security, pari passu.

Implementation fees of 3.95% are to be paid at the closing of each issuance.

All conversion features under the Agreement are subject to the following limitation- The Debenture Holder may not convert any portion of a Convertible Debenture or exercise the Warrant if such conversion or exercise would result in the holder beneficially owning more than 4.99% of the Company’s then issued and common shares, provided that such limitation may be waived by the holder with 65 days’ notice

Initial recognition of the issuances that closed during the year are as follows:

Issued	Tranche	Principal (CAD)	Maturity Date	Interest Rate	Fair Value (CAD)
July 27, 2020	Tranche A	$5,357,000	January 27, 2020	0%	$4,592,000
August 20, 2020	Tranche A	2,639,000	February 20,2020	0%	2,264,000
Total		7,996,000			6,856,000

In connection with the Agreement, and concurrent with the first issuance under Tranche A, the Company issued 3,002,037 warrants to the Debenture Holders (“Warrant Shares”). The Warrant Shares have an exercise price of $1.2125 and are exercisable at any time during the three-year term.

The difference of CAD $1,140,000 between the principal and the fair value of the convertible debentures at issuance is attributable to the fair value of the Warrant Shares that were issued as part of the overall arrangement (Note 25).

The balance of the convertible debentures is as follows:

(CAD) August 31, 2020
Balance at beginning of year	$ -
Fair value on initial recognition	6,856,000
Change in fair value	(67,000)
Foreign exchange	(142,000)
Balance at end of year	$ 6,647,000

As of August 31, 2020 the total principal outstanding on the convertible debentures is $7,825,000.

There was no change in fair value due to changes in own credit risk during the period.

Significant assumptions used in determining the fair value of the convertible debentures are as follows:

August 31, 2020
Share price	$0.835
Risk-free interest rate	0.13%-0.14%
Discount for lack of marketability	21%
Remaining term (in years)	1.41-1.97

The fair value is a level 2 fair value estimate given all significant inputs into the model are observable.